Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	11.30%	16.82%	22.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		4.00%
Amount due from customers (in Dollars)		$ 788,305
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		10.23%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		2.60%
Amount due from customers (in Dollars)		$ 512,547
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		10.15%
Supplier Concentration Risk [Member] | Suppliers Three [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	14.02%
Supplier Concentration Risk [Member] | Supplier [Member] | Purchase [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	20.85%
Supplier Concentration Risk [Member] | Supplier One [Member] | Purchase [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		31.45%	25.98%
Supplier Concentration Risk [Member] | Supplier One [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	26.32%	31.96%	24.45%
Supplier Concentration Risk [Member] | Suppliers Two [Member] | Purchase [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		13.77%	12.39%
Supplier Concentration Risk [Member] | Suppliers Two [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	18.48%	31.40%	23.32%
Supplier Concentration Risk [Member] | Suppliers Three [Member] | Purchase [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		10.39%
Supplier Concentration Risk [Member] | Suppliers Three [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		13.32%	17.17%
Supplier Concentration Risk [Member] | Suppliers four [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage			14.62%